RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS	12 Months Ended
Dec. 31, 2012
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS [Abstract]
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS
NOTE 8:-       RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS

The following table summarizes the balances recorded on the Company's financial statements with respect to the research and development funding arrangements:

	December 31,
	2012	2011

Embedded Derivatives (a)	$4,025	$4,041
mAb Participation Interest (b)	744	443
Embedded Derivatives (b)	2,839	1,666
Liability with respect to outstanding options to non-employee (c)	264	284

	$7,872	$6,434

a.
On December 29, 2010 (the "Issuance Date") the Company signed a funding arrangement with an investor in partial support of its research and development activities with respect to novel therapeutic product candidates. According to the arrangement the Company received $ 5,000 in consideration of:

(1)	Warrants to purchase 500,000 Ordinary shares at a fixed exercise price of $ 6 per share until June 30, 2013 ("Detachable Warrants") and,

(2)
An entitlement to receive a portion of future income received by Compugen related to possible commercialization and post-marketing fees that are related to certain  designated product candidates ("Participation Rights"). In addition, the investor had an option to exchange its Participation Rights for a fixed amount of 833,334 Ordinary shares at any time through June 30, 2013 (the "Conversion Alternative").

As of the Issuance Date, all of the five designated product candidates were pursued in the Company's validation pipeline. Furthermore, the Company has an obligation to continue the research and developments activities on a best effort basis and to issue to the investor an "Annual Report" containing a summary report for each such designated product candidate, providing general information with respect to what research was conducted by Compugen since the Issuance Date or the prior Annual Report (as applicable).

As part of the arrangement, in the event that prior to June 30, 2011 the Company would have entered into new similar arrangement whereby it obtains $ 15,000 or more, the Company had the right to exchange the investor's Participation Rights for investment in the new arrangement. Since during the above time frame such qualifying finance round did not take place this right of exchange expired.

In accordance with ASC 730-20, "Research and Development Arrangements" and ASC 815, "Derivative and Hedging" the Company considered the Participation Rights as well as the New Arrangement Rights of the instrument issued to be a research and development arrangement ("Research and Development Component") coupled with embedded derivatives (that are the Conversion Alternative and the New Arrangement Rights) as those instruments do not have fixed settlement provisions.

Consequently, the Company determined that the embedded derivatives in the Research and Development Component should be accounted for as a liability to be measured at fair value at inception. The embedded derivatives will be re-measured to fair value at each reporting period until their exercise or expiration with the change in such calculated value reported in the statement of operations (as part of financial income or expenses). As a result, the fair value of those embedded derivatives would be bifurcated out of the amount to be allocated to the Research and Development Component.

The Company has further determined that the Detachable Warrants should be accounted for and classified as an equity component since the warrants have fixed settlement provisions as stated above.

As per the above, at the issuance date the consideration of $ 5,000 was allocated as determined by the Company assisted by the work of a third party valuator:

(1)	An amount of $ 999 was allocated to the equity component net of $ 61 issuance expenses.

(2)
An amount of $ 3,940 was allocated to the Research and Development Component and it was entirely assigned to the Participation Rights and the Conversion Alternative measured at fair value. Issuance expenses that were allocated to this component, amounted to $ 228, were expensed immediately and are included as part of financial expenses in the consolidated statements of operations.

As of December 31, 2012, the Company re-measured the embedded derivatives in the Research and Development Component. Consequently, during the year ended December 31, 2012 the Company recorded $ 16 as financial income.

The Company selected the Multi Period Binomial model as the methodology for determining the fair value for the embedded derivatives. This option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected term.

In estimating the Participation Rights' fair value, the Company used the following assumptions:

	December 31,
	2012	2011

Risk-free interest rate (1)	0.11%	0.18%
Expected volatility (2)	48.02%	46.83%
Expected life (in years) (3)	0.5	1.5
Expected dividend yield (4)	0	0

(1)	Risk-free interest rate - based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life of the conversion feature was based on the term of the derivative.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to Ordinary shareholders in the past and does not expect to pay dividends to Ordinary shareholders.

b.
On December 20, 2011 (the "Effective Date"), the Company entered into an additional funding arrangement ("mAb Funding Arrangement") with an investor, pursuant to which the Company was to receive a total of $ 8,000 (the "Funding Amount") in order to fund certain research and development activities preformed on a best effort basis, in consideration for an entitlement to receive a portion of future income derived from certain monoclonal antibody ("mAb") product candidates ("Products") that are successfully commercialized or are licensed out as defined in the agreement ("mAb Participation Interest").

According to the mAb Funding Arrangement the Funding Amount should have been paid in three installments, $ 2,000 was paid on December 21, 2011. The investor was committed to invest additional $ 3,000 on or before June 30, 2012 and additional $ 3,000 on or before September 30, 2012. Pursuant to the mAb Funding Arrangement, in the event the remaining funds are not transferred, the Company had the right to exchange the relative Funding Amount for Company's Ordinary Shares, at the price of $ 6 per share (the "Company Option"), and the Company would then have no obligations towards the investor under the mAb Funding Arrangement.

The mAb Participation Interest from the Products, is calculated on a sliding scale mainly as fraction of the Funding Amount, relative to total amount invested both by the investor and the Company in the Products, provided that the investor will be entitled to no less than ten percent of such future payments related to any qualifying Products. The investor has the right, during the first quarter of 2014, to waive its rights to the mAb Participation Interest in exchange for a fixed amount of 1,455,000 Ordinary Shares (the "Exchange Option").

On July 24, 2012 the Company entered into an amendment ("First Amendment") to the mAb Funding Agreement, pursuant to which the number of specified Compugen-identified targets in the field of oncology against which mAb product candidates that are subject to the mAb Participation Interest was reduced from twelve to eight, and the payment dates for the $ 6,000 of the Funding Amount remaining to be paid were amended such that $ 1,000 was to be paid on or before July 31, 2012 and $ 5,000 was to be paid on or before December 31, 2012. $ 1,000 was paid on July 27, 2012.

On December 27, 2012, the Company entered into a second amendment ("Second Amendment") to the mAb Funding Arrangement, pursuant to which:

(1)
The number of specified Compugen-identified targets in the field of oncology against which mAb product candidates that are subject to the mAb Participation Interest was reduced from eight to six. However, according to this Amendment, in the event the investor increases its funding in the Company's research and development activities to an aggregate of $ 10,500 the number of targets that are subject to the mAb Participation Interest will revert to eight.

(2)
The term for the remaining payment of between $ 5,000 and $ 7,500 has been revised and this amount is due to be paid no later than April 30, 2013. In the event that the minimum remaining $ 5,000 investment is not made by April 30, 2013, the Company has the right to terminate the mAb Funding Arrangement, and the investor shall have no further rights with regards to the targets, including without limitation, the Exchange Option or the mAb Participation Interest other than a cumulative maximum total of $ 1,500, to be paid on or after May 1, 2013.

(3)
The Exchange Option was postponed to the first quarter of 2015. In addition, the exchange shares amount has been modified and will now be determined by dividing the funding amount that was paid by the investor and the average closing price of the Company's Ordinary shares during twenty trading days prior the actual exchange date as described in the Second Amendment.

The First Amendment and the Second Amendment do not trigger any change in the accounting treatment as mentioned below.

In accordance with ASC 730-20, "Research and Development Arrangements" and ASC 815, "Derivative and Hedging" the Company considered the mAb Participation Interest to be a research and development arrangement ("Research and Development Component") coupled with embedded derivatives (the Exchange Option and the Company Option) as those instruments do not have fixed settlement provisions. Consequently, the Company determined that the embedded derivatives in the Research and Development Component should be accounted for as a liability to be measured at fair value at inception. The embedded derivatives will be re-measured to fair value at each reporting period until their exercise or expiration with the change in such calculated value reported in the statement of operations (as part of financial income or expenses). As a result, the fair value of those embedded derivatives would be bifurcated out of the amount to be allocated to the Research and Development Component. In measuring the fair value the Company considered the various amendments in the terms of the embedded derivatives.

As per the above, the first payment in 2011 of $ 2,000 was allocated as determined by the Company assisted by the work of a third party valuator:

•	An amount of $ 443 was allocated as Cash Consideration to liability component.

•
An amount of $ 1,557 was allocated to the Research and Development Component and it was entirely assigned to the mAb Participation Interest and the Exchange Option measured at fair value. Issuance expenses that were allocated to this component, amounted to $ 463, were expensed immediately and are included as part of financial expenses in the consolidated statements of operations.

The second payment in 2012 of $ 1,000 was allocated as determined by the Company assisted by the work of a third party valuator:

•	An amount of $ 431 was allocated as Cash Consideration to liability component.

•
An amount of $ 569 was allocated to the Research and Development Component and it was entirely assigned to the mAb Participation Interest and the Exchange Option measured at fair value. No additional Issuance expenses were allocated to this component.

As of December 31, 2012, the Company re-measured the embedded derivatives in the Research and Development Component and recorded an accumulated $ 604 as financial expenses.

As of December 31, 2011 the Company selected the Multi Period Binomial model as the methodology for determining the fair value for the embedded derivatives. Following the Second Amendment, as of December 31, 2012, the Company selected the Monte Carlo Simulation model as the methodology for determining the fair value for the embedded derivatives. These option-pricing models require a number of assumptions, of which the most significant are the expected stock price volatility and the expected term.

In estimating the Participation Rights' fair value, the Company used the following assumptions:

	December 31, 2012	December 31, 2011

Risk-free interest rate (1)	0.28%	0.28%
Expected volatility (2)	47.46%	61.73%
Expected life (in years) (3)	2.25	2.25
Expected dividend yield (4)	0	0

(1)	Risk-free interest rate - based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life of the conversion feature was based on the term of the derivative.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to Ordinary shareholders in the past and does not expect to pay dividends to Ordinary shareholders.

c.
As part of issuance expenses the Company granted, and committed to grant upon execution of the remaining payments by the investor, up to 100,000 options to an agent and cash payment of $ 80. As of December 31, 2011, the Company recorded $ 453 as finance expenses related to these awards, based on its fair value. Based on ASC 505, the Company re-measured the above options and recorded $ 20 as financial income during the year ended December 31, 2012.